UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21760

Name of Fund: Multi-Strategy Hedge Advantage

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Multi-Strategy Hedge Advantage, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/06

Date of reporting period: 04/01/05 - 09/30/05

Item 1 - Report to Stockholders

                                Multi-Strategy Hedge
                                Advantage

Semi-Annual Report
September 30, 2005

Multi-Strategy Hedge Advantage

Portfolio Information as of September 30, 2005

                                                                Percent of Total
Ten Largest Holdings                                              Investments
--------------------------------------------------------------------------------
HBK Offshore Fund Ltd ................................................      7.6%
Bridgewater Pure Alpha Fund I ........................................      6.8
GCM Little Arbor Partners (Cayman) Ltd ...............................      6.5
Kinetics Fund Inc. ...................................................      4.1
Litespeed Offshore Fund Ltd ..........................................      4.0
The Canyon Value Realization Fund
  (Cayman) Ltd .......................................................      4.0
North Sound Legacy International Ltd .................................      3.5
York Global Value Unit Trust .........................................      3.5
Trivium Offshore Fund Ltd ............................................      3.5
York Investments Ltd .................................................      3.5
--------------------------------------------------------------------------------

                                                                      Percent of
Investments by Strategy                                               Net Assets
--------------------------------------------------------------------------------
Event Driven .........................................................     24.2%
Equity Opportunistic .................................................     23.8
Directional ..........................................................     16.6
Managed Futures ......................................................     11.2
Multi-Strategy .......................................................     10.0
Convertible Arbitrage ................................................      6.0
Fixed Income .........................................................      5.4
Equity Neutral .......................................................      1.9
Other* ...............................................................      0.9
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term securities.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2           MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2005

A Letter From the President

Dear Shareholder

Amid what we've coined a "muddle through" year for the financial markets, the major benchmark indexes managed to post positive results for the current reporting period:

Total Returns as of September 30, 2005                           6-month   12-month
===================================================================================
U.S. equities (Standard & Poor's (S&P) 500 Index)                 +5.02%    +12.25%
-----------------------------------------------------------------------------------
Small-cap U.S. equities (Russell 2000 Index)                      +9.21%    +17.95%
-----------------------------------------------------------------------------------
International equities (MSCI Europe Australasia Far East Index)   +9.26%    +25.79%
-----------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)               +2.31%    +2.80%
-----------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)    +2.80%    +4.05%
-----------------------------------------------------------------------------------
High yield bonds (Credit Suisse First Boston High Yield Index)    +2.82%    +6.31%
-----------------------------------------------------------------------------------

Since June 2004, the Federal Reserve Board (the Fed) has tirelessly advanced its interest rate hiking program, raising the federal funds rate 11 times to 3.75% by period-end. The Fed admittedly remains more concerned about inflation than slowing economic growth, causing some to worry that the central bank may overreact to inflation and increase interest rates more than is necessary to maintain a healthy economic balance. Recent disruptions to production and spending from Hurricanes Katrina and Rita are likely to distort the economic data in the short term, muddying the underlying trends. However, any hurricane-induced slowdown is likely to be short lived, and the fiscal stimulus associated with reconstruction efforts in the Gulf could add to gross domestic product growth in 2006.

U.S. equities exhibited resilience over the past several months as investors generally tended to proceed with caution. After a strong finish to 2004, the S&P 500 Index remained largely range-bound in 2005, with the last three months representing the best quarter of the year. Up to this point, strong corporate earnings reports and low long-term bond yields have worked in favor of equities. Looking ahead, high energy prices, continued interest rate hikes, a potential consumer slowdown and/or disappointing earnings pose the greatest risks to U.S. stocks. Internationally, many markets have benefited from strong economic statistics, trade surpluses and solid finances.

In the bond market, the yield curve continued to flatten as short-term interest rates moved in concert with the Fed rate hikes and longer-term interest rates remained more constant or declined. The difference between two-year and 10-year Treasury yields collapsed from 151 basis points (1.51%) on September 30, 2004 to 70 basis points on March 31, 2005, to just 16 basis points at period-end.

Financial markets are likely to face continued crosscurrents in the months ahead. Nevertheless, opportunities do exist and we encourage you to work with your financial advisor to diversify your portfolio among a variety of asset types. This can help to diffuse risk while also tapping into the potential benefits of a broader range of investment alternatives. As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                Sincerely,


                                /s/ Robert C. Doll, Jr.

                                Robert C. Doll, Jr.
                                President and Trustee


            MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2005            3

A Discussion With Your Fund's Portfolio Managers

      We are pleased to provide you with this first shareholder report for Multi-Strategy Hedge Advantage, a continuously offered, closed-end fund designed to offer accredited investors access to opportunities in the hedge fund market.

What is the Fund's investment objective?

Multi-Strategy Hedge Advantage seeks high total returns through investment in hedge funds and other investment vehicles that pursue alternative investment strategies. The Fund seeks to accomplish its objective by investing primarily in hedge funds, commodity pools, funds of funds and other alternative investment pools managed by securities and commodity trading advisers. Through these types of investments, the Fund will typically gain exposure to several common alternative investment strategies, such as relative value, global macro, equity long/short, event-driven and managed futures strategies. These are among the strategies that hedge funds in the market today use to generate returns and manage risks. In the discussion that follows, we will refer to "managers," or hedge funds, that employ these strategies. The Fund's allocations to underlying managers and strategies are based on, among other factors, quantitative techniques and risk management guidelines that seek to maintain diversification.

How has the Fund performed since inception?

Since its inception on September 1, 2005 through September 30, 2005, the Common Stock of Multi-Strategy Hedge Advantage had a total net investment return of +.98% (not including a maximum distribution fee of 3%), based on a change in per share net asset value from $1.0000 to $1.0098, and assuming reinvestment of all distributions. This compares to the +.97% return of the Standard & Poor's (S&P) Hedge Fund Index for the same period. The Fund outperformed more traditional investments during this one-month timeframe, including the S&P 500 Index, which returned +.81%, and the Lehman Brothers Aggregate Bond Index, which returned -1.03%.

Describe the market environment and how the various alternative investment strategies fared under these conditions.

The Fund commenced operations in the last month of the third quarter, shortly after Hurricane Katrina struck the United States. Equity investors anticipated that the Federal Reserve Board (the Fed) would slow its pace of monetary tightening in response to the devastation of the Gulf Coast region and its resulting impact on economic growth. However, the spike in energy prices on the heels of Katrina, along with increasing unit labor costs, sparked inflationary concerns and depressed stock prices toward the end of the quarter. The Fed, focused on inflationary pressures, raised the federal funds rate 25 basis points (.25%) on September 20. Treasury yields, which declined after Katrina as investors anticipated a more accommodative Fed, quickly resumed their upward trend on concerns over the impact of both the massive fiscal stimulus and high energy prices in Katrina's aftermath. Overall, the yield curve flattened as continued Treasury purchases by Asian central banks and the pension demand for long-duration assets seemingly tempered the rise in 10-year yields.

Event-driven strategies -- broadly consisting of high yield and distressed, corporate restructurings, reorganizations, spin-offs, special situations and capital structure arbitrage -- produced positive results for the period. Credit spreads continued to tighten into July after the difficulties caused by the General Motors Corp. and Ford Motor Co. downgrades in May. In August and September, it was primarily credit-specific and event-driven investments that drove returns, as high yield spreads remained stagnant in August while inching up in September. Going forward, the focus will remain on both credit and event analysis.

Our equity long/short managers generated positive performance. Equities showed incredible resilience in the face of continued interest rate hikes, spiking oil prices, sagging consumer confidence and two hurricanes (Katrina and Rita). Most of the gains were generated in the energy sector, which advanced more than 17% in the third quarter. Many equity long/short funds had long overweight energy exposure and were able to profit from the sector rally. The balance of the market showed relatively benign performance, with the consumer, financial and telecommunications sectors all declining modestly. Many managers, however, were short financials (in light of the flattening yield curve) and consumers (in the face of higher interest rates and spiking oil prices) and were able to profit outside the oil sector. The small cap rally continued in the third quarter, and hedge funds focused on smaller cap securities generally outperformed.

Equity market neutral managers produced negative returns. Long-term fundamental models generally posted positive performance; however, short-term price reversal model returns were negative. In terms of geographical breakdown, Europe and the U.K. contributed positively, while the United States and Asia made a flat-to-negative contribution.

Most fundamental and discretionary macro managers generated strong profits in the third quarter. The equity sector


4           MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2005
proved the most profitable as G10 equities and emerging market equities worked in favor of most global macro managers. Managers renewed their focus on Asia and, more specifically, on Japan. On the fixed income side, most macro managers maintained their short duration to U.S. interest rates, and this benefited the overall performance of the strategy, particularly in July and September. Currency positions continued to suffer, with the worst affected market being the Swiss franc, which strengthened appreciably as increasingly cautious investors switched assets into safe haven areas. On the commodity side, crude oil and natural gas continued to move higher but retraced sharply a few times, generating mixed results. Some profits were recorded from long positions in energy or utility stocks.

Managed futures, as defined by systematic/technical managers, were flat to slightly positive as markets saw the continuation of strong trends in commodities and stock indexes juxtaposed with significant intra-quarter reversals in currencies and interest rates. The energy sector captured most of the headlines, with both natural gas and crude oil touching all-time highs. Several stock indexes worldwide also reached multi-year highs during the third quarter, which proved favorable to trend followers. Conversely, interest rates proved to be a difficult market. In particular, Japanese JGBs and the German Bunds were generally money losers as August brought sharp reversals in both. Currencies also were challenging to trade for most technical managers. Many of the major currencies started and ended the quarter at nearly the same levels but experienced significant intra-quarter volatility.

Our fixed income arbitrage managers performed well. Fixed income markets seem to have migrated in the direction that our managers generally had been expecting. U.S. interest rates rose across the yield curve and the yield curve flattened. Spreads on mortgage-backed securities widened on a spike in volatility that occurred due to investor uncertainty following Hurricane Katrina. The most significant change in the markets that was not in line with our managers' expectations was the further tightening of credit spreads. Our managers continue to expect higher interest rates and wider credit spreads in the fourth quarter. In one notable change in our managers' portfolio positioning, managers with a "long Germany versus short U.S." bias recently switched the position to "long U.S. versus short Germany."

It has been a difficult year for convertible arbitrage, but our managers believe we entered a new, positive phase in July with the end of the massive sell-off that was triggered by negative investor sentiment. Investor redemptions have slowed dramatically. The shakeout was violent and resulted in the closure of several hedge funds. The rebound in convertible bond valuations was not as dramatic, but our managers are pleased with the steady gains they were able to generate during the third quarter. The "icing on the cake" was an increase in equity volatility to the highest level since the sell-off began. Volatility is still low compared to recent historical levels, but our managers point out that current convertible valuations are pricing in such low implied volatility levels that any increase can push prices and performance higher. However, we still view convertible arbitrage as an underperforming strategy given low realized volatility, tight credit spreads, rising interest rates and weak new issuance.

How have you managed the Fund since its inception?

We made no major changes to the portfolio allocation. At September 30, 2005, the Fund was comprised of 32 underlying managers and its market exposure was broken down as follows: Event-driven (24.2%), equity opportunistic (23.8%), directional (16.6%), managed futures (11.2%), multi-strategy (10.0%), convertible arbitrage (6.0%), fixed income (5.4%), and equity neutral (1.9%).

How would you characterize the Fund's position at the close of the period?

We view the remainder of 2005 and 2006 as a "stock pickers'" market and are positioning the portfolio accordingly, with significant exposure to strong bottom-up, research-driven equity funds. Despite a slowdown in corporate earnings growth and higher interest rates, the equity markets should receive support from strong corporate balance sheets, solid free cash flow generation and ample opportunities overseas. In the event-driven space, profit opportunities should continue to surface due to abundant corporate activity. In addition, we believe there will be opportunities in foreign exchange as the Fed continues to raise interest rates and the U.S. dollar moves from a funding to a high-yielding currency. Conversely, we believe it will be difficult for traditional fixed income relative value managers to make money in the current environment given tight credit and mortgage spreads and a flat yield curve.

Fabio P. Savoldelli
Vice President and Co-Portfolio Manager

Hideaki Yamagishi, CFA
Co-Portfolio Manager

October 25, 2005


            MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2005            5

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, and (b) operating expenses, including advisory fees, member services fees and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on September 1, 2005 and held through September 30, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                   Expenses Paid
                                                          Beginning            Ending           During the Period*
                                                        Account Value       Account Value      September 1, 2005 to
                                                      September 1, 2005   September 30, 2005    September 30, 2005
===================================================================================================================
Actual
===================================================================================================================
Multi-Strategy Hedge Advantage                             $1,000              $1,010                  $2.48
===================================================================================================================
Hypothetical (5% annual return before expenses)**
===================================================================================================================
Multi-Strategy Hedge Advantage                             $1,000              $1,002                  $2.47
-------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 3%, multiplied by the average account value over the period, multiplied by 30/365 (to reflect the one-month period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal month divided by 365.

Aggregate Total Return

                                                  Return Without    Return With
                                                   Sales Charge    Sales Charge*
================================================================================
Inception (9/01/05)
through 9/30/05                                       +0.98%          -2.05%
--------------------------------------------------------------------------------
*     Maximum distribution fee is 3%.


6           MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2005

Schedule of Investments                                        (in U.S. dollars)

Strategy                            Portfolio Funds                                                               Value
==========================================================================================================================
Convertible Arbitrage--6.0%         Aristeia International Ltd                                                 $   305,850
                                    Context Convertible Arbitrage Offshore Ltd                                     303,051
                                    Waterstone Market Neutral Offshore Fund                                        305,694
                                                                                                               -----------
                                                                                                                   914,595
==========================================================================================================================
Directional--16.6%                  Cornerstone International Value (Offshore) Fund Ltd                            383,978
                                    Drawbridge Global Macro Fund Ltd                                               478,800
                                    Graham Global Investment Fund II Ltd                                           451,724
                                    Grinham Diversified Fund Ltd                                                   457,382
                                    The Drake Absolute Returns Fund Ltd                                            312,900
                                    Vega Select Opportunities Fund Ltd                                             462,024
                                                                                                               -----------
                                                                                                                 2,546,808
==========================================================================================================================
Equity Neutral--1.9%                Ventus US$ Double Leverage Fund                                                294,368
==========================================================================================================================
Equity Opportunistic--23.8%         GCM Little Arbor Partners (Cayman) Ltd                                         986,953
                                    Hayground Cove Overseas Partners Ltd                                           518,344
                                    Kinetics Fund Inc.                                                             626,004
                                    North Sound Legacy International Ltd                                           534,534
                                    SR Capital Offshore Ltd                                                        448,245
                                    Trivium Offshore Fund Ltd                                                      529,300
                                                                                                               -----------
                                                                                                                 3,643,380
==========================================================================================================================
Event Driven--24.2%                 Avenue Europe International Ltd                                                303,854
                                    Avenue International Ltd                                                       302,550
                                    GoldenTree Credit Opportunities II Ltd                                         452,229
                                    Litespeed Offshore Fund Ltd                                                    612,564
                                    Ore Hill International Fund Ltd                                                378,788
                                    The Canyon Value Realization Fund (Cayman) Ltd                                 605,406
                                    York Global Value Unit Trust                                                   529,725
                                    York Investments Ltd                                                           528,150
                                                                                                               -----------
                                                                                                                 3,713,266
==========================================================================================================================
Fixed Income--5.4%                  PIMCO Global Relative Value Offshore Fund                                      299,318
                                    Smith Breeden Global Funding Ltd                                               223,393
                                    The Obsidian (Offshore) Fund                                                   307,500
                                                                                                               -----------
                                                                                                                   830,211
==========================================================================================================================
Managed Futures--11.2%              Bridgewater Pure Alpha Fund I                                                1,027,610
                                    Grossman Currency Fund Ltd                                                     468,923
                                    Salem Futures Fund (Offshore) Ltd                                              212,162
                                                                                                               -----------
                                                                                                                 1,708,695
==========================================================================================================================
Multi-Strategy--10.0%               CRG Partners Ltd                                                               381,904
                                    HBK Offshore Fund Ltd                                                        1,147,156
                                                                                                               -----------
                                                                                                                 1,529,060
==========================================================================================================================
Total Investments (Cost--$15,000,000*)--99.1%                                                                   15,180,383

Other Assets Less Liabilities--0.9%                                                                                140,404
                                                                                                               -----------
Net Assets--100.0%                                                                                             $15,320,787
                                                                                                               ===========

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost ............................................   $15,000,000
                                                                    ===========
      Gross unrealized appreciation .............................   $   225,445
      Gross unrealized depreciation .............................       (45,062)
                                                                    -----------
      Net unrealized appreciation ...............................   $   180,383
                                                                    ===========

      See Notes to Financial Statements.


            MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2005            7

Statement of Assets and Liabilities

As of September 30, 2005
================================================================================================
Assets
------------------------------------------------------------------------------------------------
                       Investments in Portfolio Funds*, at value
                        (identified cost--$15,000,000) .........                    $ 15,180,383
                       Cash and cash equivalents ...............                         669,203
                       Investments paid in advance .............                       3,900,000
                       Interest receivable .....................                           2,967
                       Reimbursement from advisor ..............                          60,823
                       Prepaid expenses and other assets .......                         464,347
                                                                                    ------------
                       Total assets ............................                      20,277,723
                                                                                    ------------
================================================================================================
Liabilities
------------------------------------------------------------------------------------------------
                       Payables:
                          Investment adviser ...................    $     19,099
                          Service agents .......................          31,400          50,499
                                                                    ------------
                       Subscriptions received in advance .......                       4,443,760
                       Accrued expenses and other liabilities ..                         462,677
                                                                                    ------------
                       Total liabilities .......................                       4,956,936
                                                                                    ------------
================================================================================================
Net Assets
------------------------------------------------------------------------------------------------
                       Net assets ..............................                    $ 15,320,787
                                                                                    ============
================================================================================================
Net Assets Consist of
------------------------------------------------------------------------------------------------
                       Investors' capital ......................                    $ 15,172,380
                       Unrealized appreciation--net ............                         180,383
                       Undistributed net investment loss .......                         (31,976)
                                                                                    ------------
                       Net Assets ..............................                    $ 15,320,787
                                                                                    ============
                       Shares outstanding ......................                      15,172,380
                                                                                    ============
                       Net asset value per share ...............                    $     1.0098
                                                                                    ============

*     Non-income securities.

      See Notes to Financial Statements.


8           MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2005

Statement of Operations

For the Period September 1, 2005+ to September 30, 2005
================================================================================================
Investment Income
------------------------------------------------------------------------------------------------
                       Interest ................................                    $      5,955
                                                                                    ------------
================================================================================================
Expenses
------------------------------------------------------------------------------------------------
                       Investment advisory fees ................    $     19,099
                       Organizational and offering costs .......          42,213
                       Accounting and administration services ..           5,174
                       Member services fee .....................           3,184
                       Professional fees .......................          18,542
                       Printing and shareholder reports ........           3,208
                       Trustees' fees and expenses .............           2,833
                       Custodian fees ..........................             600
                       Other ...................................           3,900
                                                                    ------------
                       Total expenses ..........................                          98,753
                                                                                    ------------
                       Less: Expense waivers ...................                         (60,822)
                                                                                    ------------
                       Net expenses ............................                          37,931
                                                                                    ------------
                       Investment loss--net ....................                         (31,976)
                                                                                    ------------
================================================================================================
Unrealized Gain
------------------------------------------------------------------------------------------------
                       Unrealized appreciation on
                        investments--net .......................                         180,383
                                                                                    ------------
                       Net Increase in Net Assets Resulting
                        from Operations ........................                    $    148,407
                                                                                    ============

+     Commencement of operations.

      See Notes to Financial Statements.


            MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2005            9

Statement of Changes in Net Assets

                                                                                   For the Period
                                                                                 September 1, 2005+
                                                                                  to September 30,
Increase in Net Assets:                                                                 2005
===================================================================================================
Operations
---------------------------------------------------------------------------------------------------
                       Investment loss--net .......................................    $    (31,976)
                       Unrealized appreciation--net ...............................         180,383
                                                                                       ------------
                       Net increase in net assets resulting from operations .......         148,407
                                                                                       ------------
===================================================================================================
Capital Transactions
---------------------------------------------------------------------------------------------------
                       Proceeds from contributions ................................    $ 15,072,380
                                                                                       ------------
                       Net increase in net assets derived from capital transactions      15,072,380
                                                                                       ------------
===================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------
                       Total increase in net assets ...............................      15,220,787
                       Beginning of period ........................................         100,000
                                                                                       ------------
                       End of period ..............................................    $ 15,320,787
                                                                                       ============

+     Commencement of operations.

      See Notes to Financial Statements.


10          MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2005

Statement of Cash Flows

For the Period September 1, 2005+ to September 30, 2005 (unaudited)
===================================================================================================
Cash Used for Operating Activities
---------------------------------------------------------------------------------------------------
                       Net increase in net assets resulting from operations .......    $    148,407
                                                                                       ------------
                       Adjustments to reconcile net increase in net assets
                        resulting from operations to net cash provided by operating activities:
                          Increase in receivables .................................      (3,902,967)
                          Increase in other assets ................................        (525,170)
                          Increase in other liabilities ...........................       4,956,936
                          Increase in unrealized gain--net ........................        (180,383)
                       Purchases of long-term securities ..........................     (15,000,000)
                                                                                       ------------
                       Net cash used for investing activities .....................     (14,503,177)
                                                                                       ------------
===================================================================================================
Cash Provided by Financing Activities
---------------------------------------------------------------------------------------------------
                       Cash receipts from issuance of shares ......................    $ 15,072,380
                                                                                       ------------
                       Net cash provided by financing activities ..................      15,072,380
                                                                                       ------------
===================================================================================================
Cash & Cash Equivalents
---------------------------------------------------------------------------------------------------
                       Net increase in cash and cash equivalents ..................         569,203
                       Cash and cash equivalents at beginning of period ...........         100,000
                                                                                       ------------
                       Cash and cash equivalents at end of period .................    $    669,203
                                                                                       ============

+     Commencement of operations.

      See Notes to Financial Statements.


            MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2005           11

Financial Highlights

                                                                                  For the Period
                                                                                 September 1, 2005+
The following ratios have been derived from                                       to September 30,
information provided in the financial statements.                                      2005
===================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period .......................    $     1.0000
                       Investment loss--net .......................................          (.0021)
                       Unrealized gain ............................................           .0119
                                                                                       ------------
                       Total from investment operations ...........................           .0098
                                                                                       ------------
                       Net asset value, end of period .............................    $     1.0098
                                                                                       ============
===================================================================================================
Total Investment Return
---------------------------------------------------------------------------------------------------
                       Total investment return ....................................             .98%@
                                                                                       ============
===================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------
                       Expenses ...................................................            7.81%*
                                                                                       ============
                       Expenses net of reimbursement ..............................            3.00%*
                                                                                       ============
                       Investment loss--net .......................................           (2.53%)*
                                                                                       ============
===================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ...................    $     15,321
                                                                                       ============
                       Portfolio turnover .........................................               0%
                                                                                       ============

*     Annualized.
+     Commencement of operations.
@     Aggregate total investment return.

      See Notes to Financial Statements.


12          MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2005

Notes to Financial Statements

1. Significant Accounting Policies:

Multi-Strategy Hedge Advantage (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a continuously offered, closed-end, non-diversified management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers one class of shares, which may be sold with a front-end sales charge. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments in Portfolio Funds -- The Fund values its investments in Portfolio Funds at fair value in accordance with procedures established by the Board of Trustees. The valuations reported by the Portfolio Fund Managers of the Portfolio Funds, upon which the Fund calculates its month-end net asset value and net asset value per Share, may be subject to later adjustment, based upon information reasonably available at that time. The Fund will pay redemption proceeds, as well as calculate management fees, on the basis of net asset valuations determined using the best information available as of the valuation date. In the event a Portfolio Fund subsequently corrects, revises, or adjusts a valuation after the Fund has determined a net asset value, the Fund will generally not make any retroactive adjustment to such net asset value, or to any amounts paid based on such net asset value, to reflect a revised valuation.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(c) Security transactions and investment income -- Portfolio Fund transactions are recorded on the effective dates of the transactions. Realized gains and losses on Portfolio Fund transactions are determined on the average cost basis. Interest income is recognized on the accrual basis.

(d) Cash balances -- The Fund maintains cash in the PNC Money Market account, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Company has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers LLC ("MLIM"). MLIM is an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co.").

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 1.50% of the average month-end value of the Fund's net assets.

The Fund has also entered into a Member Services Agreement with FAM Distributors, Inc. ("FAMD" and the "Service Agent"), an affiliate of MLIM. FAMD provides or arranges for provision of ongoing investor and account maintenance services. The Fund pays a monthly fee computed at the annual rate of .25% of the Fund's average month-end assets (the "Service Fee"). The Service Fee will be paid to the Service Agent to reimburse it for payments made to broker-dealers and financial advisors that have agreed to provide ongoing investor and account maintenance services to members of the Fund and for ongoing investor servicing activities performed by the Service Agent.

For the one-month period ended September 30, 2005, FAMD received $341,534 in distribution fees on sales of shares in the Fund.

Certain officers and/or Trustees of the Fund are officers and/or directors of MLIM and/or ML & Co.

3. Investments:

Purchases of investments, excluding short-term securities, for the period from September 1, 2005 (commencement of operations) to September 30, 2005 were $15,000,000.

4. Capital Share Transactions:

An investor purchases Shares in the Fund and the Shares are offered at their net asset value. The minimum initial investment for each investor is $25,000 (net of any distribution fees) and the minimum additional investment is $10,000. An investor's subscription for Shares is irrevocable by the investor and will generally require the investor to maintain its investment in the Fund until such time as the Fund offers to repurchase the Shares in a tender offering. No member or other person holding Shares acquired from a Member will have the right to require the Fund to redeem the Shares. The


            MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2005           13

Fund may from time to time repurchase Shares from Members in accordance with written tenders by Members at those times, in those amounts and on terms and conditions as the Board of Trustees may determine in its sole discretion. The Adviser expects that it will recommend to the Board of Trustees that the Fund offer to repurchase Shares from Members quarterly on the last business day of March, June, September and December.

Transactions in capital shares were as follows:

--------------------------------------------------------------------------------
For the period from
September 1, 2005+ to                                                   Dollar
September 30, 2005                                Shares                Amount
--------------------------------------------------------------------------------
Shares sold ........................            15,172,380           $15,172,380
Shares tendered ....................                    --                    --
                                               ---------------------------------
Net increase .......................            15,172,380           $15,172,380
                                               =================================

+     Commencement of operations.

5. Investments in Portfolio Funds:

The table below lists the Fund's investments in Portfolio Funds for the period ending September 30, 2005, none of which was a related party. The agreements related to investments in Portfolio Funds provide for the compensation in the form of management fees of 1% to 3% (per annum) of net assets and performance incentive fees or allocations of 10% to 25% of net profits earned.

Information about the underlying investments held by the Portfolio Funds is not readily available, so it is unknown whether the Portfolio Funds hold any single investment whereby the Fund's proportionate share exceeds 5% of the Fund's net assets at September 30, 2005.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fees
                                     % of Fund's                        Net Income      ------------------------     Redemptions
2005 Investments                  Total Fair Value    Fair Value          (Loss)        Management     Incentive      Permitted
--------------------------------------------------------------------------------------------------------------------------------
Aristeia Int'l                          2.0%        $   305,850         $  5,850           1%            20%          Quarterly
Avenue Europe Int'l                     2.0%            303,854            3,854           2%            20%          Quarterly
Avenue Int'l                            2.0%            302,550            2,550           2%            20%          Quarterly
Bridgewater Pure Alpha Fund I           6.8%          1,027,610           27,610           2%            20%           Monthly
Canyon Value                            4.0%            605,406            5,406           1%            20%          Quarterly
Context Convertible                     2.0%            303,051            3,051           1.5%          20%          Quarterly
Cornerstone Int'l                       2.5%            383,978            8,978           1%            20%          Quarterly
CRG Partners                            2.5%            381,904            6,904           2%            20%           Monthly
Drawbridge Global Macro                 3.1%            478,800           28,800           2%            20%          Quarterly
GCM Little Arbor Partners               6.5%            986,953          (13,047)          2%            20%          Quarterly
Golden Tree Opp                         3.0%            452,229            2,229           2%            20%         Semi-Annual
Graham Global Investment Fund II        3.0%            451,724            1,724           3%            20%           Monthly
Grinham Diversified                     3.0%            457,382            7,382           1.5%          20%          Quarterly
Grossman Currency                       3.1%            468,923           18,923           3%            25%           Monthly
Hayground Cove Overseas Partners        3.4%            518,344           (6,657)          1.5%          20%           Monthly
HBK Offshore Fund                       7.6%          1,147,156           (2,844)          1.5%          20%          Quarterly
Kinetics Fund Inc.                      4.1%            626,004           26,004           1.25%         20%          Quarterly
Litespeed                               4.0%            612,564           12,564           1.5%          20%          Quarterly
North Sound Legacy Int'l                3.5%            534,534            9,534           1.5%          20%          Quarterly
Ore Hill International Fund Ltd         2.5%            378,788            3,788           1.5%          20%          Quarterly
Pimco Global Relative Value             2.0%            299,318             (682)          2%            20%          Quarterly
Salem Futures                           1.4%            212,162          (12,838)          1%            20%          Quarterly
Smith Breeden                           1.5%            223,393           (1,607)          1%            20%          Quarterly
SR Capital Partners                     3.0%            448,245           (1,755)          1.5%          20%          Quarterly
The Drake Absolute Returns              2.1%            312,900           12,900           2%            20%          Quarterly
The Obsidian                            2.0%            307,500            7,500           1%            20%          Quarterly
Trivium                                 3.5%            529,300            4,300           1.5%          20%           Monthly
Vega Select Opp                         3.0%            462,024           12,025           2%            20%           Monthly
Ventus US$                              1.9%            294,368           (5,632)          2%            20%           Monthly
Waterstone Market Neutral               2.0%            305,694            5,694           2%            20%          Quarterly
York Global Value                       3.5%            529,725            4,725           2%            20%          Quarterly
York Investment                         3.5%            528,150            3,150           2%            20%          Quarterly
                                      ------------------------------------------
Total                                 100.0%        $15,180,383         $180,383
                                      ==========================================


14          MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2005

Notes to Financial Statements (concluded)

6. Risk Factors:

An investment in the Fund involves a high degree of risk, including the risk that the entire amount invested may be lost. The Fund allocates assets to Portfolio Managers and invests in Portfolio Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults. No guarantee or representation is made that the investment program will be successful.

7. Subsequent Event:

Throughout the normal course of business on October 1, 2005, there were additional capital contributions of $4,443,760 to the Fund.

Officers and Trustees

Robert C. Doll, Jr., President and Trustee
David O. Beim, Trustee
James T. Flynn, Trustee
W. Carl Kester, Trustee
Karen P. Robards, Trustee
Fabio P. Savoldelli, Vice President
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

PFPC Trust Company
8800 Tinicum Boulevard
3rd Floor, Suite 200
Philadelphia, PA 19153

Administrator & Escrow Agent

PFPC, Inc.
301 Bellevue Parkway
Wilmington, DE 19809


            MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2005           15

[LOGO] Merrill Lynch Investment Managers

www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors

A Division of Merrill Lynch Investment Managers

www.mercury.ml.com

Multi-Strategy Hedge Advantage seeks high total return over a full market cycle through investments in hedge funds and other investment vehicles pursuing alternative investment strategies.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 866-878-2987 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Multi-Strategy Hedge Advantage
Box 9011
Princeton, NJ
08543-9011

                                                                    #MHA -- 9/05

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Multi-Strategy Hedge Advantage


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Multi-Strategy Hedge Advantage

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Multi-Strategy Hedge Advantage

Date: November 17, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Multi-Strategy Hedge Advantage

Date: November 17, 2005